Deposits	12 Months Ended
Dec. 31, 2012
Deposits/Securities Sold Under Repurchase Agreements [Abstract]
Deposits
(8)	Deposits

Deposits at December 31, 2012 and 2011 are summarized as follows:

	In Thousands
	2012	2011
Demand deposits	$126,953	107,403
Savings accounts	94,441	90,010
Negotiable order of withdrawal accounts	310,080	257,242
Money market demand accounts	339,417	293,186
Certificates of deposit $100,000 or greater	260,641	271,556
Other certificates of deposit	263,095	288,489
Individual retirement accounts $100,000 or greater	44,845	44,189
Other individual retirement accounts	54,450	53,967

	$1,493,922	1,406,042

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2012 are as follows:

(In Thousands)
Maturity	Total
2013	$360,308
2014	152,637
2015	64,858
2016	14,133
2017	31,095
Thereafter	—

$623,031

The aggregate amount of overdrafts reclassified as loans receivable was $256,000 and $388,000 at December 31, 2012 and 2011, respectively.

Wilson Bank is required to maintain cash balances or balances with the Federal Reserve Bank or other correspondent banks based on certain percentages of deposit types. The average required amounts for the year ended December 31, 2011 was approximately $1,500,000. At December 31, 2012, the Bank was not required to maintain a cash balance with the Federal Reserve.